Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.23681	1.31336
Average foreign exchange rate	1.23708	1.34361